Risks and Concentration - Concentration of foreign currency risks (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016	Dec. 31, 2018 CNY (¥)
Risks and Concentration
Cash, cash equivalents, time deposits and short-term investments				¥ 712,135
Liabilities	$ 286,940	¥ 1,451,947		1,972,867
Cash, cash equivalents, time deposits and short-term investment | Foreign currency risks
Risks and Concentration
Cash, cash equivalents, time deposits and short-term investments		¥ 357,052		326,691
Concentration risk (as a percent)	45.90%	57.30%
Liabilities | Foreign currency risks
Risks and Concentration
Concentration risk (as a percent)	93.90%	96.30%
Liabilities		¥ 1,397,784		¥ 1,852,777
Customers whose revenue represent greater than 10% of total revenue
Risks and Concentration
Concentration risk (as a percent)	0.00%	0.00%	0.00%
Distribution channels that represent greater than 10% of total revenues
Risks and Concentration
Concentration risk (as a percent)	0.00%	0.00%	0.00%